Other Financial Data - Schedule of Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Financial Data [Abstract]
Costs to obtain contracts with customers	$ 171	$ 156
Investments	53	54
Leases	100
Taxes receivable	102	100
Other	144	138
Total	$ 570	$ 448